Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment and corporate information
Audit fees	€ 14,250	€ 14,354	€ 10,524
Audit-related fees	1,897	686	1,038
Tax fees		1,204	633
Other fees		2,940	1,817
Germany
Segment and corporate information
Audit fees	3,215	2,961	2,041
Audit-related fees	€ 937	301	614
Other fees		€ 2,940	€ 1,813